Effective Tax Rate (Detail: Text Values)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Effective Tax Rate [Abstract]
Effective tax rate	35.00%	22.00%	31.00%	23.00%